Earnings (loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

5.  EARNINGS (LOSS) PER SHARE

Earnings (loss) per share are computed as follows:

	2011	2010	2009

Basic earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6

Basic earnings (loss) per Common or Class B Share	$4.26	$4.36	$(2.03)

Diluted earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6
Adjustments
Stock options and restricted stock [a]	3.5	3.0	—

	242.8	233.0	223.6

Diluted earnings (loss) per Common or Class B Share	$4.20	$4.30	$(2.03)

[a]

Diluted earnings (loss) per Common or Class B Share exclude 2.1 million [2010 – 3.9 million; 2009 – 5.2 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.